Restructuring - Additional Information (Details)	1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012 Positions	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated | Positions	130
Severance costs						$ 7,400,000
Restructuring charges		$ 0	$ 3,600,000	$ 4,600,000	$ 10,000,000	9,900,000
Recognized restructuring charges to date				24,500,000
Midwest [Member]
Restructuring Cost and Reserve [Line Items]
Severance costs				400,000	2,500,000
Lease termination costs				600,000	1,700,000
Relocation cost				300,000	2,300,000
East [Member]
Restructuring Cost and Reserve [Line Items]
Severance costs				400,000		4,300,000
Lease termination costs					600,000	$ 2,300,000
Relocation cost				300,000
South [Member]
Restructuring Cost and Reserve [Line Items]
Severance costs				200,000
Lease termination costs					300,000
Relocation cost				800,000
Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Severance costs					2,300,000
Relocation cost				1,600,000
Other expenses					$ 300,000
Severance and Relocation [Member]
Restructuring Cost and Reserve [Line Items]
Recognized restructuring charges to date				18,500,000
Lease Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Recognized restructuring charges to date				$ 5,500,000